Prepayments and other assets - Additional information (Details) - Employees	12 Months Ended
Dec. 31, 2025
Minimum
Schedule Of Long Term Prepayment Deposits And Other Assets [Line Items]
Term of interest-free loans to employees	5 years
Maximum
Schedule Of Long Term Prepayment Deposits And Other Assets [Line Items]
Term of interest-free loans to employees	10 years